                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-137867


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                      POLARIS PLATINUM II DATED MAY 1, 2007
                      POLARIS CHOICE III DATED MAY 1, 2007
                  POLARIS PREFERRED SOLUTION DATED MAY 1, 2007

--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT FIVE
                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                      SEASONS SELECT II DATED JULY 30, 2007
                        SEASONS ELITE DATED JULY 30, 2007
                 SEASONS PREFERRED SOLUTION DATED JULY 30, 2007

--------------------------------------------------------------------------------

With respect to the optional MarketLock For Life Plus feature, the maximum and minimum age range for the Covered Person(s) has changed. The following replaces the tables under the heading "When and how may I elect MarketLock For Life Plus?" in the "MarketLock For Life Plus" section of the prospectus:

IF YOU ELECT ONE COVERED PERSON:

--------------------------------------------------------------------------------
                                                     COVERED PERSON
                                            ------------------------------------
                                            MINIMUM AGE          MAXIMUM AGE (1)
--------------------------------------------------------------------------------
                 One Owner                           45                    80
--------------------------------------------------------------------------------
               Joint Owners
   (based on the age of the older Owner)             45                    80
--------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------------------------------------
                                                    COVERED PERSON #1                       COVERED PERSON 2
                                             -------------------------------------------------------------------------
                                             MINIMUM AGE       MAXIMUM AGE (1)       MINIMUM AGE       MAXIMUM AGE (1)
----------------------------------------------------------------------------------------------------------------------
              NON-QUALIFIED:
               Joint Owners                      45                 80                    45                85
---------------------------------------------------------------------------------------------------------------------
              NON-QUALIFIED:
    One Owner with Spousal Beneficiary           45                 80                    45               N/A (2)
---------------------------------------------------------------------------------------------------------------------
                QUALIFIED:
    One Owner with Spousal Beneficiary           45                 80                    45               N/A (2)
---------------------------------------------------------------------------------------------------------------------

     (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

     (2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

With respect to the tables under the header "What determines the Maximum Annual Withdrawal Percentage?" references to age 50 are hereby changed to 45.

The changes to the MarketLock For Life Plus feature outlined above may not be available in all states. Please check with your financial representative.


Dated:  November 19, 2007


                Please keep this Supplement with your Prospectus


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